Property and Equipment (Details) - Schedule of Property and Equipment	12 Months Ended
	Dec. 31, 2023 MYR (RM)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MYR (RM)
Cost [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	RM 1,897,500		RM 421,328
Subsidiaries acquired			1,668,951
Disposal			(88,762)
Written off	(10,567)		(104,017)
Currency realignment	1,923
Ending balance	3,851,713		1,897,500
Carrying amount:
Ending balance (in Dollars)	3,851,713		1,897,500
Additions	1,962,857
Cost [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	185,085		29,869
Subsidiaries acquired			157,518
Disposal			(2,302)
Written off	(3,470)
Currency realignment
Ending balance	304,609		185,085
Carrying amount:
Ending balance (in Dollars)	304,609		185,085
Additions	122,994
Cost [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	260,803		146,711
Subsidiaries acquired			218,109
Written off			(104,017)
Currency realignment	4
Ending balance	361,505		260,803
Carrying amount:
Ending balance (in Dollars)	361,505		260,803
Additions	100,698
Cost [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	1,323,962		102,550
Subsidiaries acquired			1,221,412
Written off
Currency realignment	1,919
Ending balance	2,143,925		1,323,962
Carrying amount:
Ending balance (in Dollars)	2,143,925		1,323,962
Additions	818,044
Cost [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	127,650		142,198
Subsidiaries acquired			71,912
Disposal			(86,460)
Written off	(7,097)
Currency realignment
Ending balance	328,415		127,650
Carrying amount:
Ending balance (in Dollars)	328,415		127,650
Additions	207,862
Cost [Member] | Renovation in progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Subsidiaries acquired
Written off
Currency realignment
Ending balance	713,259
Carrying amount:
Ending balance (in Dollars)	713,259
Additions	713,259
Accumulated depreciation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	345,921		268,796
Disposal			(48,437)
Written off	(10,567)		(104,006)
Currency realignment	128
Ending balance	653,590		345,921
Accumulated depreciation:
Charges	318,108		229,568
Carrying amount:
Ending balance (in Dollars)	653,590		345,921
Accumulated depreciation [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	35,789		20,145
Disposal			(2,300)
Written off	(3,470)
Currency realignment
Ending balance	58,903		35,789
Accumulated depreciation:
Charges	26,584		17,944
Carrying amount:
Ending balance (in Dollars)	58,903		35,789
Accumulated depreciation [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	71,458		143,851
Written off			(104,006)
Currency realignment	8
Ending balance	137,717		71,458
Accumulated depreciation:
Charges	66,251		31,613
Carrying amount:
Ending balance (in Dollars)	137,717		71,458
Accumulated depreciation [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	184,461		48,909
Written off
Currency realignment	120
Ending balance	369,999		184,461
Accumulated depreciation:
Charges	185,418		135,552
Carrying amount:
Ending balance (in Dollars)	369,999		184,461
Accumulated depreciation [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	54,213		55,891
Disposal			(46,137)
Written off	(7,097)
Currency realignment
Ending balance	86,971		54,213
Accumulated depreciation:
Charges	39,855		44,459
Carrying amount:
Ending balance (in Dollars)	86,971		54,213
Accumulated depreciation [Member] | Renovation in progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Written off
Currency realignment
Ending balance
Accumulated depreciation:
Charges
Carrying amount:
Ending balance (in Dollars)
Carrying amounts [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	1,551,579
Ending balance	3,198,123	$ 696,865,000,000	1,551,579
Carrying amount:
Ending balance (in Dollars)	3,198,123		1,551,579
Carrying amounts [Member] | Office equipment [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	149,296
Ending balance	245,706	53,539	149,296
Carrying amount:
Ending balance (in Dollars)	245,706		149,296
Carrying amounts [Member] | Furniture and fittings [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	189,345
Ending balance	223,788	48,763,000,000	189,345
Carrying amount:
Ending balance (in Dollars)	223,788		189,345
Carrying amounts [Member] | Office renovation [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	1,139,501
Ending balance	1,773,926	386,535,000,000	1,139,501
Carrying amount:
Ending balance (in Dollars)	1,773,926		1,139,501
Carrying amounts [Member] | Computer & software [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance	73,437
Ending balance	241,444	52,610,000,000	73,437
Carrying amount:
Ending balance (in Dollars)	241,444		73,437
Carrying amounts [Member] | Renovation in progress [Member]
Schedule of Property and Equipment [Line Items]
Beginning balance
Ending balance	713,259	$ 155,418,000,000
Carrying amount:
Ending balance (in Dollars)	RM 713,259